Range of Exercise Prices for Options Outstanding (Detail)	12 Months Ended
	Dec. 31, 2021 shares $ / shares	Dec. 31, 2021 shares $ / shares $ / shares	Dec. 31, 2021 shares $ / shares	Dec. 31, 2020 shares $ / shares	Dec. 31, 2020 shares $ / shares	Dec. 31, 2019 shares $ / shares	Dec. 31, 2019 shares $ / shares
Canadian Share Options [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Total options outstanding, Number | shares	115,605	115,605	115,605	148,665	148,665	201,079	201,079
Total options outstanding, Weighted average exercise price	$ 123.35	$ 123.35		$ 138.86		$ 145.88
Options exercisable, Number | shares	115,605	115,605	115,605	141,156	141,156	178,453	178,453
Canadian Share Options [Member] | 87.00 – 117.59 Range of Exercise Prices [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Total options outstanding, Number | shares	45,590	45,590	45,590
Total options outstanding, Weighted average exercise price	$ 88.11	$ 88.11
Total options outstanding, Weighted average remaining contractual life (years)	2 years 1 month 20 days	2 years 1 month 20 days
Options exercisable, Number | shares	45,590	45,590	45,590
Options exercisable, Weighted average exercise price	$ 88.11	$ 88.11
Canadian Share Options [Member] | 87.00 – 117.59 Range of Exercise Prices [Member] | Top of Range [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Total options outstanding, Range of exercise prices	117.59
Canadian Share Options [Member] | 87.00 – 117.59 Range of Exercise Prices [Member] | Bottom Of Range [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Total options outstanding, Range of exercise prices	$ 87.00
Canadian Share Options [Member] | 117.60 – 146.19 Range of Exercise Prices [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Total options outstanding, Number | shares	17,035	17,035	17,035
Total options outstanding, Weighted average exercise price	$ 145.97	$ 145.97
Total options outstanding, Weighted average remaining contractual life (years)	2 years 1 month 17 days	2 years 1 month 17 days
Options exercisable, Number | shares	17,035	17,035	17,035
Options exercisable, Weighted average exercise price	$ 145.97	$ 145.97
Canadian Share Options [Member] | 117.60 – 146.19 Range of Exercise Prices [Member] | Top of Range [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Total options outstanding, Range of exercise prices	146.19
Canadian Share Options [Member] | 117.60 – 146.19 Range of Exercise Prices [Member] | Bottom Of Range [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Total options outstanding, Range of exercise prices	$ 117.60
Canadian Share Options [Member] | 146.20 – 146.40 Range of Exercise Prices [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Total options outstanding, Number | shares	52,980	52,980	52,980
Total options outstanding, Weighted average exercise price	$ 146.40	$ 146.40
Total options outstanding, Weighted average remaining contractual life (years)	1 month 9 days	1 month 9 days
Options exercisable, Number | shares	52,980	52,980	52,980
Options exercisable, Weighted average exercise price	$ 146.40	$ 146.40
Canadian Share Options [Member] | 146.20 – 146.40 Range of Exercise Prices [Member] | Top of Range [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Total options outstanding, Range of exercise prices	146.40
Canadian Share Options [Member] | 146.20 – 146.40 Range of Exercise Prices [Member] | Bottom Of Range [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Total options outstanding, Range of exercise prices	$ 146.20
Canadian Share Options [Member] | 87.00 – 146.40 Range of Exercise Prices [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Total options outstanding, Number | shares	115,605	115,605	115,605
Total options outstanding, Weighted average exercise price	$ 123.35	$ 123.35
Total options outstanding, Weighted average remaining contractual life (years)	1 year 2 months 15 days	1 year 2 months 15 days
Options exercisable, Number | shares	115,605	115,605	115,605
Options exercisable, Weighted average exercise price	$ 123.35	$ 123.35
Canadian Share Options [Member] | 87.00 – 146.40 Range of Exercise Prices [Member] | Top of Range [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Total options outstanding, Range of exercise prices	146.40
Canadian Share Options [Member] | 87.00 – 146.40 Range of Exercise Prices [Member] | Bottom Of Range [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Total options outstanding, Range of exercise prices	$ 87.00
U.S. Share Options [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Total options outstanding, Number | shares	267,843	267,843	267,843	283,793	283,793	318,153	318,153
Total options outstanding, Weighted average exercise price			$ 80.43		$ 86.23		$ 93.32
Options exercisable, Number | shares	257,854	257,854	257,854	239,521	239,521	217,441	217,441
U.S. Share Options [Member] | 51.20 – 66.50 Range of Exercise Prices [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Total options outstanding, Number | shares	103,035	103,035	103,035
Total options outstanding, Weighted average exercise price			$ 60.42
Total options outstanding, Weighted average remaining contractual life (years)	2 years 7 days	2 years 7 days
Options exercisable, Number | shares	93,046	93,046	93,046
Options exercisable, Weighted average exercise price			$ 61.41
U.S. Share Options [Member] | 51.20 – 66.50 Range of Exercise Prices [Member] | Top of Range [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Total options outstanding, Range of exercise prices		$ 66.50
U.S. Share Options [Member] | 51.20 – 66.50 Range of Exercise Prices [Member] | Bottom Of Range [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Total options outstanding, Range of exercise prices		$ 51.20
U.S. Share Options [Member] | 66.51 – 105.94 Range of Exercise Prices [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Total options outstanding, Number | shares	78,323	78,323	78,323
Total options outstanding, Weighted average exercise price			$ 70.69
Total options outstanding, Weighted average remaining contractual life (years)	3 years 18 days	3 years 18 days
Options exercisable, Number | shares	78,323	78,323	78,323
Options exercisable, Weighted average exercise price			$ 70.69
U.S. Share Options [Member] | 66.51 – 105.94 Range of Exercise Prices [Member] | Top of Range [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Total options outstanding, Range of exercise prices		$ 105.94
U.S. Share Options [Member] | 66.51 – 105.94 Range of Exercise Prices [Member] | Bottom Of Range [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Total options outstanding, Range of exercise prices		$ 66.51
U.S. Share Options [Member] | 105.95 – 115.80 Range of Exercise Prices [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Total options outstanding, Number | shares	86,485	86,485	86,485
Total options outstanding, Weighted average exercise price			$ 113.08
Total options outstanding, Weighted average remaining contractual life (years)	1 year 4 months 17 days	1 year 4 months 17 days
Options exercisable, Number | shares	86,485	86,485	86,485
Options exercisable, Weighted average exercise price			$ 113.08
U.S. Share Options [Member] | 105.95 – 115.80 Range of Exercise Prices [Member] | Top of Range [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Total options outstanding, Range of exercise prices		$ 115.80
U.S. Share Options [Member] | 105.95 – 115.80 Range of Exercise Prices [Member] | Bottom Of Range [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Total options outstanding, Range of exercise prices		$ 105.95
U.S. Share Options [Member] | 51.20 – 115.80 Range of Exercise Prices [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Total options outstanding, Number | shares	267,843	267,843	267,843
Total options outstanding, Weighted average exercise price			$ 80.43
Total options outstanding, Weighted average remaining contractual life (years)	2 years 1 month 9 days	2 years 1 month 9 days
Options exercisable, Number | shares	257,854	257,854	257,854
Options exercisable, Weighted average exercise price			$ 81.56
U.S. Share Options [Member] | 51.20 – 115.80 Range of Exercise Prices [Member] | Top of Range [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Total options outstanding, Range of exercise prices		$ 115.80
U.S. Share Options [Member] | 51.20 – 115.80 Range of Exercise Prices [Member] | Bottom Of Range [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Total options outstanding, Range of exercise prices		$ 51.20